Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
15.
Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments that potentially
subject the Company
to concentrations of credit
risk consist primarily
of cash and cash equivalents, time deposits and accounts
receivable, trade arising from operating leases.
(Note 2).
The ability and willingness of
each of the Company’s
counterparties to perform their
obligations
under a
contract depend
upon a
number of
factors that
are beyond
the Company’s
control and
may include,
among
other
things,
general
economic
conditions, the
state
of
the
capital
markets,
the
condition of
the
shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it
has
temporary
cash
investments,
consisting
mostly
of
deposits,
placed
with
various
qualified
financial
institutions and performs periodic
evaluations of the relative
credit standing of those
financial institutions.
The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’
financial
condition
and
by
receiving payments
of
hire
in
advance.
The
Company,
generally,
does not require collateral
for its accounts receivable
and does not have
any agreements to mitigate
credit
risk.
In
2025,
2024 and
2023 charterers
that
individually accounted
for
10
% or
more
of
the
Company’s time
charter revenues were as follows:
Charterer 2025 2024 2023
Cargill International SA 14% * 13%
Nippon Yusen Kaisha 15% 11% *
*Less than 10%
The Company is exposed to interest rate risk on its borrowings with variable interest rates. This exposure is partly mitigated
through fixed-rate indebtedness
including the Company’s bond
(Note 8), an interest
rate
swap with DNB (Note 8) and finance liabilities that bear fixed rates (Note
9).
Fair value of assets and liabilities
The
carrying
values
of
financial
assets
reflected
in
the
accompanying
consolidated
balance
sheet
approximate their fair values due to the short-term nature and high liquidity of these financial instruments.
Cash
and
cash
equivalents
and
restricted
cash are
classified
as
Level 1 instruments as
they
represent
liquid assets with short-term maturities. The fair
value of long-term bank loans with
variable interest rates
approximates
the
recorded
values,
as
their
interest
rates
adjust
to
market-observable
rates.
These
instruments
are
classified
within
Level
2
of
the
fair
value
hierarchy.
As
of
December
31,
2025,
the
Company’s lease liabilities had a carrying value of $ 114,092
(Note 9) and a fair value of $
109,939
.
Fair value measurements disclosed
As of December 31,
2025, the Bond
which bears a
fixed interest rate
and had a
carrying value of
$
175,000
(Note 8), had a fair value of $ 180,906
determined using Level 1 inputs of the fair value hierarchy.
Other Fair value measurements
December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in a related party 4,415 4,235 - 180
Total
recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 - 165
Total
recurring fair value measurements
$ 1,967 $ 1,802 $ 165
December 31,
2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 118,194 118,194 - -
Investments in related party $ 338 $ 158 $ - $ 180
Total
recurring fair value measurements
$ 118,532 $ 118,352 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,330 $ 1,330 $ -
Interest rate swap, liability 361 - 361
Total
recurring fair value measurements
$ 1,691 $ 1,330 $ 361